Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income before income tax, domestic and foreign
The following table presents loss from continuing operations before income taxes for the years ended December 31, 2022 and 2021 (in thousands):

	December 31,
	2022	2021
Domestic	$(9,734)	$(5,243)
Foreign	(23,426)	(14,288)

Loss before income taxes	$(33,160)	$(19,531)

Schedule of components of income tax expense (benefit)

The components of the Company’s provision (benefit) for income taxes for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	December 31,
	2022	2021
Current
Federal	$(18)	$43
State	11	19
Foreign	202	312

	195	374

Deferred
Federal	16	(20)
State	4	(7)
Foreign	(328)	(1,075)

	(308)	(1,102)

Income tax benefit	$(113)	$(728)

Schedule of effective income tax rate reconciliation
The differences in the income tax benefit that would result from applying the federal statutory income tax rate to the loss from continuing operations before income taxes and the reported income tax benefit for the years ended December 31, 2022 and 2021 are as follows (in thousands):

	December 31,
	2022	2021
Tax benefit at U.S statutory rate	$(6,964)	$(4,102)
State income taxes, net of federal benefit	12	11
Foreign tax differential	(4,876)	(933)
Change in valuation allowance	11,534	4,448
Stock-based compensation	155	39
Other items	26	(191)

Income tax benefit	$(113)	$(728)

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences that give rise to significant components of the net deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets
Accruals and reserves	$1,375	$586
Net operating losses	26,955	20,618
Research and development credits and other	2,643	2,716
Depreciation and amortization	(128)	(4)
Stock-based compensation	397	298

Gross deferred tax assets	31,242	24,214
Less valuation allowance	(30,156)	(18,622)

Total deferred tax assets	1,086	5,592

Deferred tax liabilities
Intangibles and other	(1,000)	(5,814)

Gross deferred tax liabilities	(1,000)	(5,814)

Net deferred tax assets (liabilities)	$86	$(222)

Schedule of income tax contingencies
A reconciliation of the beginning and ending amount of the gross unrecognized tax benefits is as follows (in thousands):

	December 31,
	2022	2021
Beginning balance	$2,783	$2,753
Increases (decreases) related to tax positions taken during prior year	(87)	18
Increases related to tax positions taken during current year	24	12

Ending balance	$2,720	$2,783